Bank Borrowings and Banking Facilities (Details Textual) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended												12 Months Ended		12 Months Ended
	Dec. 31, 2012 HKD	Dec. 31, 2013 HKD	Apr. 30, 2012 HKD	Apr. 30, 2011 HKD	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Apr. 30, 2012 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Apr. 30, 2012 Minimum [Member]	Dec. 31, 2013 Hang Seng Bank Limited [Member] Term Loan One [Member] HKD	Apr. 30, 2011 Hang Seng Bank Limited [Member] Term Loan One [Member] HKD	Apr. 30, 2010 Hang Seng Bank Limited [Member] Term Loan One [Member] HKD	Dec. 31, 2013 Hang Seng Bank Limited [Member] Term Loan Two [Member] HKD	Dec. 31, 2013 Hang Seng Bank Limited [Member] Term Loan Two [Member] USD ($)	Dec. 31, 2013 Tokyo Mitsubishi Ufj Ltd [Member] Revolving Credit Facility [Member] HKD
Debt Instrument [Line Items]
Proceeds from bank borrowings	220,809	195,214	379,465	464,651							40,000			17,500
Number Of Quarterly Installments											16			14		7
Installment Amount											2,500			1,250		7,143
Debt Instrument, Interest Rate Terms					6	6	6	3	3	3	3.32% per annum (with interest rate swap selected).			3.32% per annum (with interest rate swap selected).		1.5% per annum above HIBOR
Loans Payable to Bank, Noncurrent	27,799	57,500	77,672									25,000	35,000		7,500
Line Of Credit Facility Revolving Loan																50,000
Debt Instrument, Maturity Date											Dec. 07, 2012			Jun. 06, 2016
Total Credit Facilities With Banks	340,140	420,200	414,221
Unused Credit Facilities With Banks	243,248	332,248	257,355
Import Loans	69,093	30,282	79,194
Import Loans Interest Rate					2.20%			1.25%
Repayments of Lines of Credit																50,000
Weighted Average Interest Rate On Bank Loans	2.04%	1.70%	1.75%